Schedule of fair value of financial instruments (Details) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 275,875	$ 3,174,700	$ 4,083,735	$ 650,731
Term deposits with financial institutions		29,942	69,942
Trade and other payables		(1,252,503)	(2,507,573)
Lease liabilities		(332,578)	(417,743)
Financial Assets Liabilities [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		275,875	3,174,700
Trade and other receivables	[1]	904,564	1,288,513
Term deposits with financial institutions	[2]	29,942	69,942
Trade and other payables	[1]	(1,252,503)	(2,507,573)
Lease liabilities		(332,578)	(417,743)
Borrowings	[3]	(271,600)	(301,600)
Total		$ (646,300)	$ 1,306,239

[1]	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
[2]	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
[3]	Borrowings relate to ASX convertible notes (refer to Note 17).